International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (96.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (1.1%)
Rightmove PLC	United Kingdom	306,857	2,719
Tencent Holdings, Ltd.	China	145,000	9,241

Total			11,960

Consumer Discretionary (10.4%)
Autoliv, Inc.	Sweden	75,700	6,696
Compass Group PLC	United Kingdom	945,000	31,199
InterContinental Hotels Group PLC, ADR	United Kingdom	199,084	21,818
LVMH Moet Hennessy Louis Vuitton SE	France	53,029	33,107
PDD Holdings, Inc., ADR *	China	21,000	2,485
PRADA SpA	Italy	917,300	6,477
Trip.com Group, Ltd., ADR	China	37,850	2,406
USS Co., Ltd.	Japan	512,700	4,771

Total			108,959

Consumer Staples (0.3%)
PriceSmart, Inc.	United States	29,900	2,627

Total			2,627

Energy (0.4%)
Reliance Industries, Ltd.	India	270,000	4,016

Total			4,016

Financials (17.5%)
3i Group PLC	United Kingdom	129,000	6,043
Deutsche Borse AG	Germany	65,400	19,276
HDFC Bank, Ltd.	India	215,729	4,595
Jio Financial Services, Ltd. *	India	125,000	331
London Stock Exchange Group PLC	United Kingdom	157,000	23,282
Marsh & McLennan Cos., Inc.	United States	103,057	25,149
Mastercard, Inc. - Class A	United States	31,350	17,184
Moody’s Corp.	United States	54,200	25,240
S&P Global, Inc.	United States	43,300	22,001
UBS Group AG	Switzerland	700,300	21,458
Visa, Inc. - Class A	United States	56,025	19,634

Total			184,193

Health Care (4.4%)
EssilorLuxottica SA	France	50,700	14,586
Hoya Corp.	Japan	86,100	9,712
Novo Nordisk A/S - Class B	Denmark	321,500	22,284

Total			46,582

Industrials (33.0%)
Aalberts NV	Netherlands	47,200	1,611
AddTech AB - Class B	Sweden	155,200	4,550
Airbus SE	France	129,900	22,904
Assa Abloy AB - Class B	Sweden	577,100	17,341
Atlas Copco AB - Class A	Sweden	2,301,600	36,878
Azelis Group NV	Belgium	183,307	3,227
BAE Systems PLC	United Kingdom	1,056,075	21,370
CAE, Inc. *	Canada	87,900	2,161
Canadian Pacific Kansas City, Ltd.	Canada	190,300	13,355

Common Stocks (96.0%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Epiroc AB - Class A	Sweden	739,645	14,940
Experian PLC	United States	530,100	24,569
GE Vernova, Inc.	United States	64,800	19,782
IMCD NV	Netherlands	49,900	6,642
Interpump Group SpA	Italy	125,000	4,458
Komatsu, Ltd.	Japan	280,000	8,125
KONE Oyj - Class B	Finland	162,813	9,009
Legrand SA	France	158,800	16,814
OSG Corp.	Japan	80,600	879
Otis Worldwide Corp.	United States	80,300	8,287
Recruit Holdings Co., Ltd.	Japan	522,600	27,149
RELX PLC	United Kingdom	435,000	21,851
Safran SA	France	182,900	48,250
Schindler Holding AG	Switzerland	28,108	8,720
SHO-BOND Holdings Co., Ltd.	Japan	150,561	4,800

Total			347,672

Information Technology (19.2%)
Amadeus IT Group SA	Spain	105,100	8,054
ASML Holding NV	Netherlands	66,806	44,205
Azbil Corp.	Japan	1,356,200	10,490
BE Semiconductor Industries NV	Netherlands	50,950	5,292
Keyence Corp.	Japan	54,600	21,431
Lagercrantz Group AB - Class B	Sweden	231,200	4,786
Lectra	France	70,400	2,022
Nintendo Co., Ltd.	Japan	89,000	6,071
The Sage Group PLC	United Kingdom	375,000	5,858
SAP SE	Germany	246,000	65,311
Spectris PLC	United Kingdom	202,900	6,132
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	804,000	22,414

Total			202,066

Materials (9.7%)
CRH PLC	United States	429,500	37,426
Franco-Nevada Corp.	Canada	63,000	9,908
Linde PLC	United States	80,255	37,370
The Sherwin-Williams Co.	United States	48,892	17,073

Total			101,777

Total Common Stocks (Cost: $758,149)			1,009,852

Total Investments (96.0%) (Cost: $758,149)@			1,009,852

Other Assets, Less Liabilities (4.0%)			42,166

Net Assets (100.0%)			1,052,018

International Growth Portfolio

Investments by Country of Risk as a Percentage of Net Assets:
United States	24.5%
United Kingdom	13.4%
France	13.2%
Japan	9.0%
Germany	8.0%
Sweden	7.9%
Netherlands	5.4%
Other	14.6%

Total	96.0%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $758,149 and the net unrealized appreciation of investments based on that cost was $251,703 which is comprised of $269,087 aggregate gross unrealized appreciation and $17,384 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$ 33,405	$ 75,554	$ —
Consumer Staples	2,627	—	—
Financials	109,208	74,985	—
Industrials	43,585	304,087	—
Materials	64,351	37,426	—
All Others	—	264,624	—

Total Assets:	$ 253,176	$ 756,676	$ —

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand